1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

May 29, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	EnTrust Multi-Strategy Master Fund

EnTrust Multi-Strategy Fund

(each a “Fund,” and collectively, the “Funds”)

To Whom it May Concern:

I enclose Post-Effective Amendment No. 1 to the Funds’ registration statements on Form N-2, to be filed via EDGAR on or about the date hereof. Post-Effective Amendment No. 1 is being filed to update each Fund’s financial statements and certain other non-material information.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz